Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Text Block] (Tables)	6 Months Ended
Sep. 30, 2020
Text Block [Abstract]
Summary of Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions [Table Text Block]

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed	Gross amounts not offset in the condensed consolidated balance sheet
At March 31, 2020			consolidated balance sheet	Financial instruments	Cash collateral received/pledged	Net amounts
	(in billions)
Financial assets:
Derivative assets	¥14,958	¥—	¥14,958	¥(11,282)	¥(874)	¥2,802
Receivables under resale agreements	25,884	(1,888)	23,996	(23,195)	(21)	780
Receivables under securities borrowing transactions	3,444	—	3,444	(3,336)	—	108

Total	¥44,286	¥(1,888)	¥42,398	¥(37,813)	¥(895)	¥3,690

Financial liabilities:
Derivative liabilities	¥14,034	¥—	¥14,034	¥(11,296)	¥(1,140)	¥1,598
Payables under repurchase agreements	33,733	(1,883)	31,850	(31,569)	(34)	247
Payables under securities lending transactions	1,017	—	1,017	(986)	—	31
Obligations to return securities received as collateral	4,806	—	4,806	(1,966)	—	2,840

Total	¥53,590	¥(1,883)	¥51,707	¥(45,817)	¥(1,174)	¥4,716

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed	Gross amounts not offset in the condensed consolidated balance sheet
At September 30, 2020			consolidated balance sheet	Financial instruments	Cash collateral received/pledged	Net amounts
	(in billions)
Financial assets:
Derivative assets	¥13,673	¥—	¥13,673	¥(10,188)	¥(741)	¥2,744
Receivables under resale agreements	15,706	(1,655)	14,051	(13,308)	(34)	709
Receivables under securities borrowing transactions	3,199	—	3,199	(3,101)	—	98
Total	¥32,578	¥(1,655)	¥30,923	¥(26,597)	¥(775)	¥3,551
Financial liabilities:
Derivative liabilities	¥12,636	¥—	¥12,636	¥(10,204)	¥(1,129)	¥1,303
Payables under repurchase agreements	28,081	(1,633)	26,448	(25,935)	(42)	471
Payables under securities lending transactions	842	—	842	(809)	(2)	31
Obligations to return securities received as collateral	5,146	—	5,146	(1,339)	—	3,807
Total	¥46,705	¥(1,633)	¥45,072	¥(38,287)	¥(1,173)	¥5,612